Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Merger Reserve	Treasury Shares	Retained Earnings	Shares to be issued Reserve	Translation Reserve	Total
Balance at Dec. 31, 2020	$ 97		$ 8,624	$ 697	$ 118,697		$ (84,646)	$ 13,503	$ 5,414	$ 62,386
Issue of share capital	2	759								761
Share based payment charge (options)			5,173							5,173
Shares issued in lieu of cash realization bonus	3	14,837						(13,503)	(482)	855
Total transactions with owners	5	15,596	5,173					(13,503)	(482)	6,789
Loss for Period	0						(23,417)			(23,417)
Translation									(4,478)	(4,478)
Total comprehensive loss							(23,417)		(4,478)	(27,895)
Balance at Dec. 31, 2021	102	15,596	13,797	697	118,697		(108,063)		454	41,280
Treasury Shares						(1,320)				(1,320)
Options forfeited/cancelled in the year			(3,221)							(3,221)
Reclass of FV for options forfeited/Cancelled			(7,197)				7,197
Share based payment charge (options)			1,811							1,811
Total transactions with owners			(8,607)				7,197			(1,410)
Loss for Period							(15,397)			(15,397)
Translation									(3,582)	(3,582)
Total comprehensive loss							(15,397)		(3,582)	(18,979)
Balance at Dec. 31, 2022	102	15,596	5,190	697	118,697	(1,320)	(116,263)		(3,128)	19,571
Options forfeited/cancelled in the year			(39)							(39)
Reclass of FV for options forfeited/Cancelled			(19)				19
Issuance of Stock	1	323								324
Warrants Exercised in the year		573		(438)						135
Warrants Forfeited in the year				(259)			259
Buyback of Treasury Shares						(254)				(254)
Shares to be issued in lieu of directors fees and cash bonus								225		225
Share based payment charge (options)			1,773							1,773
Total transactions with owners	1	896	1,715	(697)		(254)	278			2,164
Loss for Period							(17,691)			(17,691)
Translation									1,492	1,492
Total comprehensive loss							(17,691)		1,492	(16,199)
Balance at Dec. 31, 2023	$ 103	$ 16,492	$ 6,905	$ 0	$ 118,697	$ (1,574)	$ (133,676)	$ 225	$ (1,636)	$ 5,536